OPERATIONS AND CORPORATE REORGANIZATION - Additional Information (Detail 2) R$ / shares in Units, R$ in Thousands, m³ in Millions																			12 Months Ended
		Dec. 28, 2022 BRL (R$)	Dec. 23, 2022 BRL (R$)	Nov. 14, 2022 BRL (R$)	Oct. 14, 2022 BRL (R$)	Oct. 22, 2021 km m³ Number	Sep. 10, 2021 BRL (R$) shares	Sep. 09, 2021 BRL (R$) R$ / shares shares	Sep. 01, 2021 BRL (R$)	Aug. 23, 2021 BRL (R$) ITEM	Aug. 10, 2021 BRL (R$) shares	Jun. 01, 2021	May 20, 2021	Oct. 26, 2020	Aug. 28, 2020 BRL (R$) R$ / shares shares	May 27, 2020 BRL (R$)	Jan. 30, 2020 BRL (R$) ITEM	Jan. 14, 2020 BRL (R$) shares	Dec. 31, 2022 BRL (R$) ITEM Number shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Jan. 31, 2023	Oct. 31, 2022	Sep. 30, 2022	Jul. 11, 2022	May 23, 2022	Feb. 11, 2022	Jan. 03, 2022	Oct. 29, 2021 BRL (R$)	Oct. 19, 2021 BRL (R$)	Sep. 04, 2021 BRL (R$)	Jul. 28, 2021 BRL (R$)	May 31, 2021 BRL (R$) shares	Apr. 09, 2020 BRL (R$) shares
Development of the Company
Acquisition consideration price																			R$ 7,284,182
Proceeds from issue of share through follow-on offering																			2,370	R$ 69,155	R$ 65,478
Issue of shares for investment agreement																			R$ 7,889,251	2,252,306	6,666
Shareholding percentage																			3.35%				3.31%
Number of customers served | ITEM																			79,000
Consolidated working capital																			R$ 9,779,721	14,336,147
Profit for the year																			2,820,875	6,696,460	1,488,294
Cash and cash equivalents and marketable securities																			15,732,210	20,546,826
Income from the sale of investments	[1]																		R$ 988,077
Number of countries in which business operates | Number																			20
Percentage of interest in share capital acquired in spot market																			1.55%	1.57%
Percentage of additional equity interests under right o acquire																			1.57%
Banco Santander (Brasil) S.A. [member] | Swap agreements for shares
Development of the Company
Maximum aggregate amount of derivatives which may be negotiated pursuant to agreement																																		R$ 600,000
Maximum aggregate number of underlying shares pursuant to agreement | shares																																		19,500,000
Bradesco
Development of the Company
Preferred share issue (in shares)							R$ 810,015																						R$ 630,000
Preferred share issued as percentage of share capital							4.47%
TUP Porto São Luis S.A. [member]
Development of the Company
Acquisition consideration price										R$ 804,803
Percentage of binding proposal for share capital acquisition										100.00%
Percentage of minority interest recognised										49.00%
Number of mineral projects | ITEM										3
Percentage of financial investment acquired										50.00%																	100.00%
Common shares [member]
Development of the Company
Number of shares issued | shares																			1,874,070,932
Compass group acquisition
Development of the Company
Acquisition consideration price																	R$ 99,385
Compass group acquisition | Gas and Power [member]
Development of the Company
Number of pillars focused by segment | ITEM																	4
Cosan Lubes [member]
Development of the Company
Number of shares issued | shares																			34,963,764
Percentage of financial investment acquired																										100.00%
Rumo S.A. [member]
Development of the Company
Shares held in subsidiary | shares																			40,065,607
Percentage of ownership interest																			80.00%
Number of shares issued | shares																			1,854,158,791
Income from the sale of investments																			R$ 955,584
Rumo S.A. [member] | Common shares [member]
Development of the Company
Proceeds from issue of share through follow-on offering															R$ 6,400,000
Number of shares issued | shares															294,252,874
Share issue price | R$ / shares															R$ 21.75
Comgas [member]
Development of the Company
Estimated investments to be made for sub-concession contracts																			R$ 2,000,000
Number of shares issued | shares																			132,520,587
Rumo Malha Paulista S.A. [member]
Development of the Company
New grant amount for sub-concession contracts																R$ 3,382,030
Repayment of grants for sub-concession contracts																2,823,777
Estimated investments to be made for sub-concession contracts																R$ 6,100,000			R$ 6,100,000
Raizen S A [Member]
Development of the Company
Number of shares not contributed in capital increase												2
Raizen S A [Member] | Shell Brands International A G
Development of the Company
Minimum period of license agreement to use the "Shell" brand													13 years
Raizen S A [Member] | Preference shares [member]
Development of the Company
Number of shares issued | shares								906,712,350
Issue price (In R$ per share) | R$ / shares								R$ 7.4
Issue of shares for investment agreement								R$ 6,709,671
Funding costs								R$ 109,684
Raizen S A [Member] | Preference shares [member] | Hédera Investimentos e Participações S.A
Development of the Company
Number of shares issued | shares											330,602,900
Subscription Bonus											R$ 2,423,944
Market value adjustment to subscription bonus											76,663
Subscription bonus net of market value adjustment											R$ 2,347,281
Preferred shares issued as percentage of share capital											3.22%
Raizen S A [Member] | Biosev S.A. [member]
Development of the Company
Additional payment for the acquisition											R$ 4,581,899
Atlântico Participações Ltda. [member]
Development of the Company
Shareholding percentage										37.00%
CIP
Development of the Company
Anticipated payment of obligations with non-controlling preferred shareholders									R$ 182,373
Rumo [member] | Brado Logisticae Participacoes S A [member]
Development of the Company
Percentage of ownership interest							77.65%
Additional payment for the acquisition							R$ 388,739
Number of share acquired | shares							2,000
Percentage of financial investment acquired							15.42%
Compass Um Participacoes SA [member]
Development of the Company
Percentage of financial investment acquired																												51.00%
Cosan Lubrificantese Especialidades S A [member]
Development of the Company
Tax credits granted																														R$ 208,118
China Communications Construction Company Limited
Development of the Company
Percentage of ownership interest										51.00%
Tellus Brasil Participacoes S.A. [member]
Development of the Company
Percentage of ownership interest																			20.00%
Number of shares issued | shares																			133,064,584
Percentage of financial investment acquired																								12.40%
Janus Brasil Participacoes S.A. [member]
Development of the Company
Percentage of ownership interest																			20.00%
Number of shares issued | shares																			286,370,051
Percentage of financial investment acquired																								12.40%
Elevações Portuarias S.A. [member]
Development of the Company
Percentage of ownership interest				80.00%
Additional payment for the acquisition				R$ 1,394,669
Income from the sale of investments				R$ 955,584
Cosan Oito SA [Member]
Development of the Company
Net earned premium on derivatives																			R$ 499,197
Percentage of additional equity interests under right o acquire																			1.60%
Net earned premium on options																			R$ 246,321
Cosan Oito SA [Member] | JP Morgan SA [Member]
Development of the Company
Percentage of borrowing guaranteed																			100.00%
Percentage of financial investment acquired																			3.31%
Cosan Oito SA [Member] | Vale SA [Member]
Development of the Company
Additional payment for the acquisition					R$ 16,425,483
Funds required for business acquisition raised from call spread collar premium					246,321
Funds required for business acquisition raised from collar premium					499,197
Funds required for business acquisition raised from contracted debts					16,569,660
Funds required for business acquisition					17,315,178
Consideration paid for acquisition in call spread instrument purchased					R$ 888,611
Percentage of interest in share capital acquired in call spread instrument purchased					1.60%
Consideration paid for acquisition in private transaction					R$ 11,117,824
Percentage of interest in share capital acquired in private transaction					3.31%
Consideration paid for acquisition in spot market					R$ 4,918,245
Percentage of interest in share capital acquired in spot market					1.55%
Percentage of share capital owned																						4.61%
Percentage of outstanding shares owned																						4.95%
Net earned premium on derivatives					R$ 499,197
Cosan S.A. [member] | Comgas [member]
Development of the Company
Percentage of ownership interest																		99.15%
Investment in subsidiary was derecognized																		R$ 2,861,936
Cosan S.A. [member] | Comgas [member] | Common shares [member]
Development of the Company
Shares held in subsidiary | shares																		103,699,333
Cosan S.A. [member] | Comgas [member] | Preference shares [member]
Development of the Company
Shares held in subsidiary | shares																		27,682,044
Compass Gas e Energia [Member] | Petrobras Gás S.A. – Gaspetro
Development of the Company
Percentage of interest in share capital proposed to be sold														51.00%
Amount to be paid for the acquisition of control of Gaspetro																																R$ 2,030,000
Percentage of financial investment acquired																									51.00%
Compass Gas e Energia [Member] | Investors
Development of the Company
Number of preferred shares agree to be subscribed (in shares) | shares																																	30,853,032
Preferred stock agreed to be subsrcibed as a percent of share capital																																	4.68%
Compass Contribution																																	R$ 810,000
Compass Gas e Energia [Member] | Bradesco Vida e Previdência S.A. (“Bradesco”), BC Gestão de Recursos Ltda., Prisma Capital Ltda. and Nucleus Capital Ltda
Development of the Company
Preferred stock agreed to be subsrcibed as a percent of share capital																															7.68%
Preferred shares agree to be subscribed (in R$)																															R$ 1,440,000
Compass Gas e Energia [Member] | Class B preferred shares
Development of the Company
Compass Contribution																				R$ 2,250,015
Compass Gas e Energia [Member] | Compass Um Participacoes SA [member] | Sulgás
Development of the Company
Length of distribution network (in KM) | km						1,400
Number of customers served | Number						79,000
Number of municipalities served | Number						41
Distributed volume of natural gas | m³						1.5
Percentage of financial investment acquired						51.00%
Cosan Nove Participações SA [Member]
Development of the Company
Proceeds from sales of investments accounted for using equity method																			R$ 8,229,987
Cosan Nove Participações SA [Member] | BancoItaú BBA SA [Member]
Development of the Company
Percentage of ownership interest		26.90%
Proceeds from sales of investments accounted for using equity method		R$ 4,115,000
Cosan Nove Participações SA [Member] | Raizen S A [Member]
Development of the Company
Percentage of ownership interest																			39.15%
Cosan Dez Participações SA [Member]
Development of the Company
Proceeds from sales of investments accounted for using equity method																			R$ 8,229,987
Cosan Dez Participações SA [Member] | Banco Bradesco BBI SA [Member]
Development of the Company
Percentage of ownership interest			23.30%
Proceeds from sales of investments accounted for using equity method			R$ 4,000,000
Cosan Dez Participações SA [Member] | Preference shares [member] | Banco Bradesco BBI SA [Member]
Development of the Company
Net amount			R$ 6,599,987
Cosan Dez Participações SA [Member] | Compass Gas E Energia S A [Member]
Development of the Company
Percentage of ownership interest																			88.00%

[1]	The disposal of 80% of the subsidiary Rumo’s stake in EPSA (see Note 1.2), generated a gain of R$955,584. Additionally, on December 1, 2022, Cosan acquired 25% of the minority interest in Payly Soluces de Pagamentos S.A. ("Payly") for R$87,200, becoming its sole shareholder, and, on the same day, sold all of its equity interest to Raízen S.A., for a financial result of R$32,493.